SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.        SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements and does not identify any events that would require recognition or disclosure in the consolidated financial statements.